INCOME TAX PROVISION (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of reconciliation of federal statutory tax rate

	2022	2021
Income tax benefit at the statutory federal rate	$1,193,185	$681,346
State income tax benefits, net of federal benefit	35,149	110,647
Change in valuation allowance	(1,228,334)	(791,993)
Total	$-	-

Schedule of deferred tax assets

	2022	2021
Deferred tax assets:
Stock-based compensation	$610,530	$359,032
Other – net	122,133	6,757
Net operating losses – federal	1,346,823	534,771
Net operating losses – state	81,911	110,647
Deferred tax assets, Gross	2,161,397	1,011,207
Less Valuation Allowance	(2,161,397)	(1,011,207)
Net deferred tax assets	$-	$-